Advances for Vessels	9 Months Ended
Sep. 30, 2021
Advances For Assets Acquisitions And Assets Under Construction [Abstract]
Advances for Vessels	Advances for Vessels
Advances for vessels are comprised of the following:

Balance, December 31, 2020	9,126
Additions for advances, including capitalized expenses and interest	85,231
Transferred to vessel cost (refer to Note 4)	(36,505)
Balance, September 30, 2021	$57,852

Advances paid for vessels

•During the nine-month period ended September 30, 2021, represent advances for the acquisition and construction of the vessels Paraskevi 2, Koulitsa 2, Venus Harmony, Stelios Y and for Hull 11013, Hull 1381, Hull 1392, Hull 11042, Hull 11043, Hull 11064, Hull 11065 and Hull 11067 and BWTS and Scrubbers retrofitting and improvements of several vessels.